Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Line Items]
Pay vs Performance [Table Text Block]
					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)*	On Total Shareholder Return ($)	Peer Group Total Shareholder Return	Net Income ($)	Operating Income

2022	2,835,000	2,835,000	1,714,500	1,714,500	399.69		132.54	156,412,000
2021	1,965,600	1,965,600	1,101,198	1,101,198	336.04		188.49	68,428,000
2020	1,575,000	1,575,000	907,227	907,227	87.88		126.65	23,841,000

Named Executive Officers, Footnote [Text Block]
(1)	For each of the years presented in the table, our principal executive officer (PEO) is our Chief Executive Officer, Jose M. Daes.

PEO Total Compensation Amount	$ 2,835,000	$ 1,965,600	$ 1,575,000
PEO Actually Paid Compensation Amount	2,835,000	1,965,600	1,575,000
Non-PEO NEO Average Total Compensation Amount	1,714,500	1,101,198	907,227
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,714,500	1,101,198	907,227
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	For each of the years presented in the table, our non-principal executive officers (non-PEOs) are Christian T. Daes and Santiago Giraldo.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Amount	$ 399.69	336.04	87.88
Peer Group Total Shareholder Return Amount
Net Income (Loss) Attributable to Parent	$ 132.54	$ 188.49	$ 126.65
Company Selected Measure Amount	156,412,000	68,428,000	23,841,000
PEO Name	Jose M. Daes